ORDINARY SHARES (Details) $ / shares in Units, $ in Millions											6 Months Ended		12 Months Ended
	Jul. 12, 2021 shares	Jun. 30, 2021 CNY (¥) $ / shares	Jun. 14, 2021 item $ / shares shares	Oct. 06, 2020 USD ($) shares	Jul. 23, 2020 CNY (¥) shares	Jun. 27, 2018 $ / shares shares	Jun. 26, 2018 shares	May 28, 2018 shares	May 25, 2018 shares	May 14, 2018 shares	Sep. 30, 2021 $ / shares shares	Sep. 30, 2020 CNY (¥) shares	Mar. 31, 2021 $ / shares shares	Jul. 23, 2020 USD ($)	Mar. 31, 2020 shares
ORDINARY SHARES
Ordinary shares authorized (in shares)											9,000,000,000		10,000,000,000
Ordinary shares par value (in dollars per share) | $ / shares											$ 0.0001		$ 0.0001
Ordinary shares issued (in shares)											1,186,236,986		1,112,431,559
Inducement charge | ¥												¥ 121,056,000
Conversion price | $ / shares		$ 1.03
Convertible Note Purchase Agreement With Pacific Bridget Overseas Pionner 1 [Member]
ORDINARY SHARES
Face value of debt | $														$ 50
Inducement charge | ¥					¥ 121,100,000
Supplemental agreement with 2024 Notes holders
ORDINARY SHARES
Percentage of outstanding principal		30.00%	30.00%
Mr. Kun Dai and Xin Gao Group
ORDINARY SHARES
Surrender shares								37,990,839
Non-vested restricted shares | Mr. Kun Dai
ORDINARY SHARES
Issuance of restricted shares to Mr. Kun Dai (in shares)										17,742,890
Class A ordinary shares
ORDINARY SHARES
Ordinary shares issued (in shares)											1,145,427,125		1,071,621,698
Ordinary shares outstanding (in shares)											1,145,427,125		1,071,621,698
Conversion of convertible notes (in shares)			66,990,291
Conversion of redeemable preferred shares (in shares)							743,343,820
Conversion ratio							1
Class A ordinary shares | Convertible Note Purchase Agreement With Pacific Bridget Overseas Pionner 1 [Member]
ORDINARY SHARES
Conversion of convertible notes (in shares)					136,279,973
Class A ordinary shares | Supplemental agreement with 2024 Notes holders
ORDINARY SHARES
Conversion of convertible notes (in shares)	66,990,291
Number of shares to be converted		66,990,291	66,990,291
Conversion price | $ / shares			$ 1.03
Class A ordinary shares | Initial public offering
ORDINARY SHARES
Issuance of ordinary shares (in shares)						75,000,000
Number of shares issued						75,000,000
Class A ordinary shares | Initial public offering | Share swap feature of redeemable non-controlling interests
ORDINARY SHARES
Issuance of ordinary shares (in shares)											13,026,713
Number of shares issued											13,026,713
Class A ordinary shares | Private Placement [Member]
ORDINARY SHARES
Issuance of ordinary shares (in shares)				84,692,839
Number of shares issued				84,692,839
Aggregate purchase price | $				$ 25
Class B ordinary shares
ORDINARY SHARES
Ordinary shares issued (in shares)											40,809,861		40,809,861
Ordinary shares outstanding (in shares)											40,809,861		40,809,861
Class B ordinary shares | Mr. Kun Dai
ORDINARY SHARES
Conversion of convertible notes (in shares)													40,809,861
ADS | Supplemental agreement with 2024 Notes holders
ORDINARY SHARES
Conversion price | $ / shares			$ 3.09
ADS | Initial public offering
ORDINARY SHARES
Issuance of ordinary shares (in shares)						25,000,000
Price per share sold (in dollars per ADS) | $ / shares						$ 9.00					$ 9.00
Number of shares issued						25,000,000
Ordinary share
ORDINARY SHARES
Ordinary shares outstanding (in shares)											1,186,236,986	1,025,976,337	1,112,431,559		887,667,457
Conversion of convertible notes (in shares)											66,990,291	136,279,973
Exercised (in shares)											6,815,136	2,028,907
Ordinary share | Executive Officer
ORDINARY SHARES
Exercised (in shares)									3,333,330
Unvested stock options									1,666,670
Ordinary share | Executive Officer | Vesting acceleration
ORDINARY SHARES
Exercised (in shares)									1,666,670
Ordinary share | Certain option holders
ORDINARY SHARES
Exercised (in shares)									3,479,505